Investments - Schedule of Summarized Financial Information for Ceridian (Details) - Ceridian - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Condensed Combined Balance Sheets
Total current assets before customer funds	$ 330.4		$ 330.6
Customer funds	4,559.7		2,603.5
Goodwill and other intangible assets, net	2,129.2		2,114.9
Other assets	239.8		198.8
Total assets	7,259.1		5,247.8
Current liabilities before customer obligations	129.7		149.9
Customer obligations	4,554.0		2,619.7
Long-term obligations, less current portion	662.1		663.5
Other long-term liabilities	226.5		199.2
Total liabilities	5,572.3		3,632.3
Equity	1,686.8		1,615.5
Total liabilities and equity	7,259.1		$ 5,247.8
Condensed Combined Statements of Earnings
Total revenues	203.7	$ 188.8
Earnings before income taxes	16.9	8.0
Net earnings	$ 11.2	$ 0.6